Summarized Financial Information for Affiliated Companies (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 1,328,280	¥ 108,919,000	¥ 118,206,000
Net property, plant and equipment - less accumulated depreciation and amortization	468,476	38,415,000	40,068,000
Investments and other assets	405,988	33,291,000	27,672,000
Total assets	2,202,744	180,625,000	185,946,000
Current liabilities	1,039,451	85,235,000	87,471,000
Noncurrent liabilities	527,293	43,238,000	38,923,000
Equity	636,000	52,152,000	59,552,000
Total liabilities and equity	2,202,744	180,625,000	185,946,000
Net sales	2,394,244	196,328,000	208,959,000	168,418,000
Net income	$ 40,866	¥ 3,351,000	¥ 5,602,000	¥ 3,229,000